COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Contingent events	$ 0	$ 0
Contingent events	$ 0	$ 0